Stock-Based Compensation - Summary of RSU Awards Under the Society RSU Plan (Details) - Restricted Stock Units (RSUs) [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	133,620	200,883
Units outstanding - ending (in shares)	0	133,620
Society RSU Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	0	0
Granted (in shares)	68,005	0
Units outstanding - ending (in shares)	68,005	0